CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 319,573	$ 129,410
Restricted cash	13,000	346
Accounts receivable, net	5,540	7,118
Inventories	14,442	12,579
Prepaid expenses	3,211	2,032
Due from related parties	32,118	21,875
Other current assets	313,909	459,132
Total current assets	701,793	632,492
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,119,847 (2021: $1,055,792)	2,800,286	2,861,651
Right-of-use assets, net of accumulated amortization of $6,142 (2021: $3,085)	76,580	79,442
Advances for vessels under construction	81,162
Deferred charges, net	15,605	11,801
Other non-current assets	62,677	41,739
Total non-current assets	3,036,310	2,994,633
Total assets	3,738,103	3,627,125
CURRENT LIABILITIES
Accounts payable	18,559	18,925
Accrued liabilities	26,743	20,846
Current portion of long-term debt, net	71,500	95,750
Current portion of long-term leaseback obligation, net	46,285	85,815
Accumulated accrued interest, current portion		6,146
Unearned revenue	154,111	83,180
Other current liabilities	18,878	8,645
Total current liabilities	336,076	319,307
LONG-TERM LIABILITIES
Long-term debt, net	790,270	1,017,916
Long-term leaseback obligation, net of current portion	58,093	136,513
Accumulated accrued interest, net of current portion		24,155
Unearned revenue, net of current portion	152,564	37,977
Other long-term liabilities	13,622	3,234
Total long-term liabilities	1,014,549	1,219,795
Total liabilities	1,350,625	1,539,102
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2022 and December 31, 2021)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2022 and December 31, 2021. 25,055,841 and 25,056,009 shares issued as of June 30, 2022 and December 31, 2021; and 20,538,670 and 20,716,738 shares outstanding as of June 30, 2022 and December 31, 2021)	205	207
Additional paid-in capital	759,723	770,676
Accumulated other comprehensive loss	(69,659)	(71,455)
Retained earnings	1,697,209	1,388,595
Total stockholders' equity	2,387,478	2,088,023
Total liabilities and stockholders' equity	$ 3,738,103	$ 3,627,125